Average Annual Total Returns - Mid-Cap Index Portfolio	Mid-Cap Index Portfolio 1 Year	Mid-Cap Index Portfolio 5 Years	Mid-Cap Index Portfolio 10 Years	Spliced Mid Cap Index (reflects no deduction for fees or expenses) 1 Year	Spliced Mid Cap Index (reflects no deduction for fees or expenses) 5 Years	Spliced Mid Cap Index (reflects no deduction for fees or expenses) 10 Years	CRSP US Mid Cap Index (reflects no deduction for fees or expenses) 1 Year	CRSP US Mid Cap Index (reflects no deduction for fees or expenses) 5 Years	CRSP US Mid Cap Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years
Total	18.07%	13.14%	12.26%	18.24%	13.30%	12.44%	18.24%	13.30%		20.79%	15.36%	13.74%